Risk management - Disclosure of main credit risk aggregates arising on customer business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 300,026	€ 283,497	€ 243,203
Recoveries on loans previously written off	€ 1,791
Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.91%	3.03%	3.11%
NPL coverage ratio	66.00%	64.00%	66.00%
Net loan-loss provisions	€ 12,128	€ 11,822	€ 11,784
Cost of risk (in percent)	1.14%	1.12%	1.13%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ (520)	€ (349)	€ (286)
Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	1,159,180	1,134,418	1,115,288
Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 33,739	€ 34,383	€ 34,671
Spain
Disclosure of credit risk exposure [line items]
NPL ratio	1.94%
NPL coverage ratio	55.00%
Cost of risk (in percent)	0.43%
Spain | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	1.94%	2.66%	3.04%
NPL coverage ratio	55.00%	53.00%	49.00%
Net loan-loss provisions	€ 1,142	€ 1,259	€ 1,522
Cost of risk (in percent)	0.43%	0.50%	0.61%
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ (1,086)
Spain | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	305,156	€ 288,162	€ 280,629
Spain | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 5,915	€ 7,677	€ 8,531
United Kingdom | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	1.08%	1.33%	1.42%
NPL coverage ratio	33.00%	29.00%	30.00%
Net loan-loss provisions	€ 177	€ 64	€ 247
Cost of risk (in percent)	0.07%	0.03%	0.10%
United Kingdom | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 244,303	€ 248,061	€ 247,360
United Kingdom | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 2,645	€ 3,299	€ 3,518
Portugal | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	1.99%	2.27%	2.41%
NPL coverage ratio	81.00%	78.00%	83.00%
Net loan-loss provisions	€ (8)	€ 11	€ 77
Cost of risk (in percent)	(0.02%)	0.03%	0.19%
Portugal | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 47,760	€ 44,573	€ 42,455
Portugal | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 948	€ 1,014	€ 1,024
US | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	4.82%	4.68%	4.57%
NPL coverage ratio	55.00%	64.00%	68.00%
Net loan-loss provisions	€ 2,244	€ 2,507	€ 2,593
Cost of risk (in percent)	1.62%	1.82%	1.92%
US | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 148,488	€ 149,907	€ 137,894
US | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 7,150	€ 7,012	€ 6,303
Mexico | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.65%	2.71%	2.82%
NPL coverage ratio	105.00%	100.00%	100.00%
Net loan-loss provisions	€ 1,239	€ 1,277	€ 1,135
Cost of risk (in percent)	2.69%	2.64%	2.43%
Mexico | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 53,476	€ 49,927	€ 52,785
Mexico | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,420	€ 1,352	€ 1,489
Brazil | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	6.76%	6.10%	6.25%
NPL coverage ratio	81.00%	79.00%	83.00%
Net loan-loss provisions	€ 4,409	€ 4,487	€ 4,701
Cost of risk (in percent)	4.17%	4.03%	4.27%
Brazil | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 118,546	€ 116,247	€ 126,722
Brazil | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 8,010	€ 7,090	€ 7,923
Chile | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	5.73%	5.37%	5.01%
NPL coverage ratio	48.00%	50.00%	53.00%
Net loan-loss provisions	€ 531	€ 497	€ 365
Cost of risk (in percent)	1.32%	1.19%	0.80%
Chile | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 44,146	€ 44,590	€ 46,565
Chile | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 2,528	€ 2,394	€ 2,332
Argentina | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	7.68%	2.06%	1.99%
NPL coverage ratio	90.00%	177.00%	166.00%
Net loan-loss provisions	€ 574	€ 284	€ 150
Cost of risk (in percent)	7.34%	4.59%	6.64%
Argentina | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 8,813	€ 8,411	€ 3,903
Argentina | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 677	€ 173	€ 78
Openbank Europe | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.53%	2.50%	2.12%
NPL coverage ratio	87.00%	83.00%	88.00%
Net loan-loss provisions	€ 1,363	€ 1,209	€ 792
Cost of risk (in percent)	0.97%	0.88%	0.62%
Openbank Europe | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 144,039	€ 141,312	€ 135,608
Openbank Europe | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 3,642	€ 3,527	€ 2,877
Corporate Centre | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	3.50%	3.89%	3.67%
NPL coverage ratio	24.00%	25.00%	34.00%
Net loan-loss provisions	€ 198	€ (3)	€ (2)
Cost of risk (in percent)	2.79%	(0.05%)	(0.04%)
Corporate Centre | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 9,340	€ 9,256	€ 8,206
Corporate Centre | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 327	€ 360	€ 302